TAXES ON INCOME (Summary of Open Tax Years by Major Jurisdiction) (Details)	12 Months Ended
Dec. 31, 2013
Israel [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open tax years	2010
Israel [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open tax years	2013
Unites States [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open tax years	2010
Unites States [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open tax years	2013
Japan [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open tax years	2010
Japan [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open tax years	2013
India [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open tax years	2012
India [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open tax years	2013